Preferred and Common Stock	12 Months Ended
Dec. 31, 2014
Preferred and Common Stock [Abstract]
PREFERRED AND COMMON STOCK
NOTE 18: PREFERRED AND COMMON STOCK

Preferred Stock

As of December 31, 2014, the Company was authorized to issue 10,000,000 shares of $0.0001 par value preferred stock with such designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors.

As of each of December 31, 2014 and December 31, 2013, there were 4,540 shares of preferred stock issued and outstanding.

Redeemable Convertible Preferred Stock

On each of August 31, 2012, October 31, 2012, February 13, 2013 and April 24, 2013, Navios Acquisition issued 300 shares of its authorized Series D Preferred Stock (nominal and fair value $3,000) to a shipyard, in partial settlement of the purchase price of each of the newbuilding LR1 product tankers, Nave Cassiopeia, Nave Cetus, Nave Atropos and Nave Rigel. The preferred stock includes a 6% per annum dividend payable quarterly, starting one year after delivery of each vessel. The Series D Preferred Stock will mandatorily convert into shares of common stock 30 months after issuance at a price per share of common stock equal to $10.00. The holder of the preferred stock shall have the right to convert such shares of preferred stock into common stock prior to the scheduled maturity dates at a price of $7.00 per share of common stock. The Series D Preferred Stock does not have any voting rights. Navios Acquisition is obligated to redeem the Series D Preferred Stock (or converted common shares) at holder's option exercisable beginning on 18 months after issuance, at par payable at up to 12 equal quarterly installments.

The fair value was determined using a combination of the Black Scholes model and discounted projected cash flows for the conversion option and put, respectively. The model used takes into account the credit spread of Navios Acquisition, the volatility of its stock, as well as the price of its stock at the issuance date. The convertible preferred stock is classified as temporary equity (i.e., apart from permanent equity) as a result of the redemption feature upon exercise of the put option granted to the holder of the preferred stock.

As of each of December 31, 2014 and December 31, 2013, 1,200 shares of Series D Preferred Stock were outstanding.

	Preferred Stock
	Number of preferred shares	Amount

Balance at December 31, 2012	600	$6,000

Issuance of preferred stock subject to redemption	600	6,000

Balance at December 31, 2013	1,200	$12,000

Balance at December 31, 2014	1,200	$12,000

Stock based compensation

In October 2013, Navios Acquisition authorized and issued to its directors in the aggregate of 2,100,000 restricted shares of common stock and options to purchase 1,500,000 shares of common stock having an exercise price of $3.91 per share and an expiration term of 10 years. These awards of restricted common stock and stock options are based on service conditions only and vest ratably over a period of three years (33.33% each year). The holders of restricted stock are entitled to dividends paid on the same schedule as paid to the common stockholders of the company. The fair value of restricted stock was determined by reference to the quoted stock price on the date of grant of $3.99 per share (or total fair value of $8,379).

The fair value of stock option grants was determined with reference to the option pricing model, and principally adjusted Black-Scholes models, using historical volatility, historical dividend yield, zero forfeiture rate, risk free rate equal to 10-year U.S. treasury bond and the simplified method for determining the expected option term since the Company did not have sufficient historical exercise data upon which to have a reasonable basis to estimate the expected option term. The fair value of stock options was calculated at $0.79 per option (or $1,188). Compensation expense is recognized based on a graded expense model over the vesting period of three years from the date of the grant.

The effect of compensation expense arising from the stock-based arrangements described above amounted to $5,254, $1,089 and $0.0 for the years ended December 31, 2014, 2013 and 2012, respectively and was reflected in general and administrative expenses on the statement of comprehensive income/ (loss).  The recognized compensation expense for the year was presented as an adjustment to reconcile net income to net cash provided by operating activities on the statements of cash flows.

There were no restricted stock or stock options exercised, forfeited or expired during the year ended December 31, 2014. On October 24, 2014 699,994 shares of restricted stock were vested. Accordingly restricted shares outstanding and non-vested amounted to 1,400,006 shares as of December 31, 2014 and the number of stock options outstanding and non-vested as of December 31, 2014 amounted to 1,000,000. There were no stock options exercised as of December 31, 2014.

The estimated compensation cost relating to service conditions of non-vested (a) stock options and (b) restricted stock not yet recognized was $401 and $2,825, respectively, as of December 31, 2014 and is expected to be recognized over the weighted average period of 1.82 years. The weighted average contractual life of stock options outstanding as of December 31, 2014 was 8.8 years.

Common Stock

On February 20, 2014, Navios Acquisition completed the public offering of 14,950,000 shares of its common stock at $3.85 per share, raising gross proceeds of $57,556. These figures include 1,950,000 shares sold pursuant to the underwriters' option, which was exercised in full. Total net proceeds of the above transactions, net of agents' costs of $3,022 and offering costs of $247, amounted to $54,289.

On September 16, 2013, Navios Acquisition completed the placement of a total of 25,974,026 shares of common stock, at a price of $3.85 per share, representing gross proceeds of $100,000 and net proceeds of $96,120. The placement included a registered direct offering of 12,987,013 shares of common stock which raised $50,000 of gross proceeds and a private placement of 12,987,013 shares of common stock to Navios Holdings which raised $50,000 of gross proceeds.

Total net proceeds of the above transactions, net of agents' costs of $3,501 and offering costs of $379, amounted to $96,120.

In May 2013, Navios Acquisition completed the placement of a total of 32,876,712 shares of its common stock, at a price of $3.65 per share, representing gross proceeds of $120,000. The placement included a registered direct offering of 16,438,356 shares of common stock which raised $60,000 of gross proceeds and a placement of 16,438,356 common shares to Navios Holdings which raised $60,000 of gross proceeds. Both placements closed on May 21, 2013.

Total net proceeds of the transactions in May 2013, net of agents' costs of $4,199 and offering costs of $369, amounted to $115,432.

In February 2013, Navios Acquisition completed multiple offerings, including registered direct offerings, of a total of 35,246,791 shares of its common stock, at a price of $2.85 per share representing gross proceeds of $100,453. The offerings were conducted as follows:

• The first registered direct offering of 7,719,300 shares of common stock was completed on February 21, 2013, raising $22,000 of gross proceeds.

• The second registered direct offering of 9,825,000 shares of common stock was completed on February 26, 2013, raising $28,001 of gross proceeds.

• In addition, Navios Holdings and certain members of management of Navios Acquisition, Navios Holdings and Navios Partners purchased an aggregate of 17,702,491 shares of common stock in a private placement that was completed on February 26, 2013, raising $50,452 of gross proceeds.

Total net proceeds, of the transactions in February 2013, net of agents' costs of $4,018 and offering costs of $465, amounted to $95,970.

As of December 31, 2014, the Company was authorized to issue 250,000,000 shares of $0.0001 par value common stock.